Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total		Share Capital	Warrants	Contributed Surplus	Contingent Consideration	Accumulated Deficit [1]	Accumulated Other Comprehensive income	Non-controlling interests [member]
Beginning balance at Dec. 31, 2019	$ 221,198		$ 509,654	$ 27,831	$ 30,192	$ 2,279	$ (360,338)	$ 6,866	$ 4,714
Net loss	(239,944)						(233,246)		(6,698)
Other comprehensive income	600							600
Share issuances	176,931		176,931
Share issuance costs	(5,593)		(5,593)
Derivative warrants exercised	55,912		55,912
Convertible debt - conversions	63,002		63,002
Warrants issued	306			306
Warrants expired				(21,999)	21,999
Dispositions	(10,457)		(38,447)				35,456	(7,466)
Share-based compensation	7,740		52		7,688
Employee awards exercised			535		(535)
Ending balance at Dec. 31, 2020	269,695		762,046	6,138	59,344	2,279	(558,128)		(1,984)
Net loss	(226,784)	[2]					(226,984)		200	[1]
Other comprehensive income	7,607							7,607
Loss of control of subsidiary	2,013								2,013
Share issuances	977,425		977,425
Share issuance costs	(16,371)		(16,371)
Derivative warrants exercised	277,136		277,136
Acquisition	27,987		26,216	1,771
Convertible debenture settlement	2,671		2,671
Convertible debt - conversions			2,671
Warrants issued	361			361
Warrants exercised			178	(178)
Share-based compensation	12,723		8		12,715
Employee awards exercised	201		6,395		(6,194)
Modification of equity-settled plan	(5,131)				(5,131)
Ending balance at Dec. 31, 2021	1,329,533		2,035,704	8,092	60,734	2,279	(785,112)	7,607	229
Net loss	(372,428)						(335,114)		(37,314)
Other comprehensive income	24,581							24,581
Share issuances	2,870		2,870
Share repurchases	(13,390)		(41,617)				28,227
Share issuances by subsidiaries	115				72				43
Share issuance costs			0
Derivative warrants exercised			0
Acquisition	345,351		287,129						58,222
Convertible debt - conversions			0
Warrants exercised			0
Warrants expired				(5,832)	5,832
Share-based compensation	11,047				11,047
Employee awards exercised			8,724		(8,724)
Distribution declared by subsidiaries	(24)								(24)
Ending balance at Dec. 31, 2022	$ 1,327,655		$ 2,292,810	$ 2,260	$ 68,961	$ 2,279	$ (1,091,999)	$ 32,188	$ 21,156

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).